ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                      Supplement dated September 19, 2008,
          to the Statement of Additional Information dated May 1, 2008


          This supplement updates certain information contained in the
        Statement of Additional Information and should be attached to the
           Statement of Additional Information and retained for future reference.





--------------------------------------------------------------------------------
1. At a meeting held June 11, 2008, the Board of Trustees approved a temporary voluntary reduction in the management fees for the AZL Legg Mason Growth Fund, effective July 1, 2008, through April 30, 2009, and a reduction in the subadvisory fee rates for the AZL Davis NY Venture Fund and the AZL Legg Mason Growth Fund, effective July 1, 2008. At a meeting held September 3, 2008, the Board of Trustees approved a temporary voluntary reduction in the management fees for the AZL BlackRock Capital Appreciation Fund and the AZL Davis NY Venture Fund, effective November 24, 2008, through April 30, 2010. Prior to November 24, 2008, the AZL BlackRock Capital Appreciation Fund was known as the AZL Jennison Growth Fund.



The information concerning the AZL BlackRock Capital Appreciation Fund (BlackRock Capital Appreciation Fund), the AZL Davis NY Venture Fund (Davis NY Venture Fund), and the AZL Legg Mason Growth Fund (LM Growth Fund) that appears in the table on page 53 concerning Funds that have entered into a written agreement whereby the Manager has voluntarily reduced the management fee through April 30, 2010, is revised as follows:.

Name of Fund                                 Management Fee
------------------------------------------   ------------------------------------------------------------------------

BlackRock Capital Appreciation Fund......    0.75% on all assets

Davis NY Venture Fund....................    0.75% on the first $100 million of assets,  0.70% on assets between $100 million to $500 million, and 0.65% on assets above $500 million

LM Growth Fund...........................    0.70% on the first $200 million of assets and 0.65% on assets above $200 million


The information concerning the AZL Davis NY Venture Fund (Davis NY Venture Fund) and the AZL Legg Mason Growth Fund (LM Growth Fund) that appears in the table that begins on page 59 subadvisory fee is revised as follows:.

                                                                                    Rate
                                                                                    -----
Fund                                                             Average Daily Net Assets (for Breakpoints)
------------------------------------------------------------------------------------------------------------------------------
                                                   First $100 million        Next $400 million            Thereafter
                                                   ------------------        -----------------            ----------
Davis NY Venture Fund....................                 0.45%                    0.40%                     0.35%

                                                             First $200                             Thereafter
                                                               million
LM Growth Fund                                                  0.40%                                 0.38%

-----------------------------------------------------------------------------------------------------------------------------



 2. Effective on or about September 22, 2008, Columbia Management Advisors, LLC will replace The Dreyfus Corporation as the subadviser to the AZL(R) Dreyfus Premier Small Cap Value Fund. In addition, the following name change is effective on or about September 22, 2008.

         Name effective on or about June 26, 2007     Previous Name
         ----------------------------------------     -------------
         AZL(R) Columbia Small Cap Value Fund          AZL(R) Dreyfus Premier
                                                       Small Cap Value Fund


                                   Page 1 of 6                   AZLSAI-001-0508



                                                          * * * * *

The list of Fund names under the Investment Strategies and Policies section, beginning on page 5, is revised as follows:

Insert:    AZL Columbia Small Cap Value Fund ("Columbia Small Cap Value Fund")

Delete: AZL Dreyfus Premier Small Cap Value Fund ("Dreyfus Premier Small Cap Value Fund")


Also, the Specific Investment Restrictions under the Investment Strategies and Policies section is revised to delete the paragraph for the Dreyfus Premier Small Cap Value Fund and insert the following:

Columbia Small Cap Value Fund. The Fund may invest up to 20% of its total assets in equity securities of foreign issuers.


                                                          * * * * *

The table under Additional Information on Portfolio Instruments and Investment Policies section, beginning on page 8, is revised to delete the column for the Dreyfus Premier Small Cap Growth Fund and insert the following:

------------------------------------------- -------------     ------------------------------------------- --------------
                                             Columbia                                                      Columbia
                                             Small Cap                                                      Small Cap
Type of Investment or Technique              Value Fund       Type of Investment or Technique              Value Fund
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Asset Backed Securities(1)                       Y            Mortgage dollar rolls(7)                          N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Bank obligations                                 Y            Mortgage-related securities                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Borrowing money(2)                               Y            Non-investment grade debt(1)                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Collateralized mortgage obligations(3)           N            Options(5)                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Commercial paper                                 Y            Preferred stocks                                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Common stocks of U.S. companies                  Y            Real estate investment trusts (REITs)             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Convertible securities                           Y            Repurchase agreements                             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Delayed funding loans & revolving credit
facilities                                       N            Restricted securities(8)                          Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts(4)                           Y            agreements                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Developing country/emerging market
securities(4) N Short sales (against the box) N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Event-linked exposure                            N            Small company stocks                              Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign currency options and futures             N            Sovereign debt (foreign) (4)                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign securities                               Y            Special situation companies                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                        N            Stripped Mortgage Securities(3)                   N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Futures(5) Y Structured notes Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                  N            Swap Agreements                                   Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Taxable and tax exempt municipal
Illiquid securities                              Y            securities                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Investment company securities (incl. ETFs)       Y            U.S. Government obligations                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Lending portfolio securities                     Y            Variable and floating rate notes                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Loan Participations and Assignments              N            Warrants and Rights                               Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Long-term corporate debt(1)                      N            When-issued / delayed-delivery securities         Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Money market instruments(6)                      Y            Zero Coupon/Pay-in Kind Securities                N
------------------------------------------- -------------     -------------------------------------------
------------------------------------------- -------------     ------------------------------------------- --------------


                                                          * * * * *

The table that describes subadvisory fee rates for Funds with multiple rates on page 59 is revised to delete the entry for AZL Dreyfus Premier Small Cap Value Fund and insert the following:



Fund                                                                               Rate
                                                                Average Daily Net Assets (for Breakpoints)
                                                       First $100 million   Next $100 million    Over $200 million
                                                       ------------------   -----------------    -----------------
Columbia Small Cap Value Fund......................           0.55%               0.50%                0.45%

                                                          * * * * *

                                   Page 2 of 6                   AZLSAI-001-0508


The table of Other Managed Accounts, beginning on page 65, is revised to delete the row for Dreyfus Premier Small Cap Value
Fund and insert the following:

----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                                                                               Other Pooled
                                                 Registered Investment     Investment Vehicles/       Other Accounts/
                                                   Company Accounts/           Assets Under            Assets Under
         Fund             Portfolio Manager    Assets Under Management*        Management*              Management*
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
Columbia Small Cap      Steven D. Barbaro          5 / $1.3 billion          1 / $20 million         14 / $27 million
Value Fund
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Jeremy Javidi              5 / $1.3 billion          1 / $20 million          7 / $23 million
----------------------- ---------------------- -------------------------- ----------------------- ------------------------

*Information presented is as of June 30, 2008. There are no other accounts managed by Messrs. Barbaro and Javidi for which the advisory fee is based on performance.

* * * * * The following paragraph is added following the existing disclosure in the Management of the Trust section under the heading "Columbia Management Advisors, LLC" on page 62:

In rendering investment advisory services, Columbia Advisors may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia Advisors. Columbia Management Pte. Ltd. is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (MOU) with Columbia Advisors pursuant to which Columbia Management Pte. Ltd. is considered a "participating affiliate" of Columbia Advisors as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment advisor. Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of Columbia Advisors, including the Funds, under the MOU, and are subject to supervision by Columbia Advisors.


                                                          * * * * *

The Portfolio Manager Compensation section, beginning on page 75, is revised to include the following:

Columbia Management Advisors, LLC

The portfolio managers received their compensation from Columbia Advisors and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia Advisors) in which the account is invested. A portfolio manager's bonus is variable and is generally based, on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. In evaluating investment performance, Columbia Advisors generally considers the one-, three-, and five-year performance of mutual funds and other accounts managed by the portfolio manager relative to certain market benchmarks (the Merrill Lynch 100 Technology Index is the benchmark index for portfolio manager compensation for the AZL Columbia Technology Fund, and the Russell 2000 Value Index is the benchmark index for portfolio manager compensation for the AZL Columbia Small Cap Value Fund) and peer groups (Morningstar Specialty-Technology Category for the AZL Columbia Technology Fund and Morningstar Small Value Category for the AZL Columbia Small Cap Value Fund) emphasizing each manager's three-, and five-year performance. Columbia Advisors may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance. The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Advisors' profitability for the year which is largely determined by assets under management.


                                                          * * * * *


                                   Page 3 of 6                   AZLSAI-001-0508





The entry for the Dreyfus Premier Small Cap Value Fund in the fund history table, beginning on page 103, is revised to include the following:

------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
Investment Options                      Fund      Previous Name             Dates    Previous Name                Dates
------------------                      -----     -------------             -----    -------------                -----
                                      Inception
                                      ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
AZL Columbia Small Cap Value Fund      5/3/04     AZL Dreyfus Premier       5/3/04
                                                  Small Cap Value Fund        to
                                                                           9/21/08
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------





--------------------------------------------------------------------------------
3. Effective on or about November 24, 2008, BlackRock Advisors, LLC will replace Jennison Associates LLC as the subadviser to the AZL(R) Jennison Growth Fund. In addition, the following name change is effective on or about November 24, 2008.

         Name effective on or about November 24, 2008       Previous Name
         AZL(R) BlackRock Capital Appreciation Fund      AZL(R) Jennison Growth

                                                          * * * * *

The list of Fund names under the Investment Strategies and Policies section, beginning on page 5, is revised as follows:

Insert: AZL BlackRock Capital Appreciation Fund ("BlackRock Capital Appreciation Fund")
Delete:    AZL Jennison Growth Fund ("Jennison Growth Fund")


Also, the Specific Investment Restrictions section under the Investment Strategies and Policies section is revised to delete the paragraph for Jennison Growth Fund and insert the following:

BlackRock Capital Appreciation Fund. The Fund may invest up to 20% of its net assets in securities that are not issued by mid- and large-size companies, including debt securities and stocks issued by small-size companies.


                                                          * * * * *

The table under Additional Information on Portfolio Instruments and Investment Policies section, beginning on page 8, is revised to delete the column for the Jennison Growth Fund and insert the following:

----------------------------------------- ---------------     ------------------------------------------- --------------
                                            BlackRock                                                       BlackRock
                                             Capital                                                         Capital
                                           Appreciation                                                   Appreciation
Type of Investment or Technique                Fund           Type of Investment or Technique                 Fund
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Asset Backed Securities(1)                      Y             Mortgage dollar rolls(7)                          N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Bank obligations                                Y             Mortgage-related securities                       Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Borrowing money(2)                              Y             Non-investment grade debt(1)                      N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Collateralized mortgage obligations(3)          Y             Options(5)                                        Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Commercial paper                                Y             Preferred stocks                                  Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Common stocks of U.S. companies                 Y             Real estate investment trusts (REITs)             Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Convertible securities                          Y             Repurchase agreements                             Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Delayed funding loans & revolving
credit facilities                               N             Restricted securities(8)                          Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts(4)                          Y             agreements                                        N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Developing country/emerging market
securities(4) N Short sales (against the box) Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Event-linked exposure                           N             Small company stocks                              Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Foreign currency options and futures            Y             Sovereign debt (foreign) (4)                      Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Foreign securities                              Y             Special situation companies                       Y
----------------------------------------- ---------------     ------------------------------------------- --------------


                                   Page 4 of 6                   AZLSAI-001-0508


----------------------------------------- ---------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                       Y             Stripped Mortgage Securities(3)                   Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Futures(5) Y Structured notes N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                 N             Swap Agreements                                   Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
                                                              Taxable and tax exempt municipal
Illiquid securities                             Y             securities                                        N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Investment company securities (incl.
ETFs) Y U.S. Government obligations Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Lending portfolio securities                    N             Variable and floating rate notes                  N
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Loan Participations and Assignments             N             Warrants and Rights                               Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Long-term corporate debt(1)                     Y             When-issued / delayed-delivery securities         Y
----------------------------------------- ---------------     ------------------------------------------- --------------
----------------------------------------- ---------------     ------------------------------------------- --------------
Money market instruments(6)                     Y             Zero Coupon/Pay-in Kind Securities                Y
----------------------------------------- ---------------     -------------------------------------------
----------------------------------------- ---------------     ------------------------------------------- --------------


                                                          * * * * *

The table that describes subadvisory fee rates for Funds with multiple rates on page 59 is revised to delete the entry for Jennison Growth Fund and insert the following:

Fund                                                                               Rate
                                                                Average Daily Net Assets (for Breakpoints)
                                                       First $300 million   Next $700 million     Over $1 billion
                                                       ------------------   -----------------     ---------------
BlackRock Capital Appreciation Fund................           0.40%               0.35%                0.30%

                                                          * * * * *
The table of Other Managed Accounts, beginning on page 65, is revised to delete the row for Jennison Growth Fund and insert the following information as of June 30, 2008:

----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                                                                               Other Pooled
                                                 Registered Investment     Investment Vehicles/
                                                   Company Accounts/           Assets Under           Other Accounts/
         Fund             Portfolio Manager     Assets Under Management         Management        Assets Under Management
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
BlackRock Capital       Jeffrey R. Lindsey         6 / $1.4 billion         2 / $146.6 million       8 / $1.3 billion
Appreciation Fund
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                        Edward P. Dowd             6 / $1.4 billion         2 / $146.6 million       8 / $1.3 billion
----------------------- ---------------------- -------------------------- ----------------------- ------------------------

                                                          * * * * *


The Portfolio Manager Compensation section, beginning on page 75, is revised include the following:


BlackRock Advisors, LLC


        BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

        Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

        Discretionary compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios


                                   Page 5 of 6                   AZLSAI-001-0508


and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., The Standard & Poor's 500 Index, The Russell 1000 Growth Index), certain customized indices and certain fund industry peer groups.

        BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

        Distribution of Discretionary Incentive Compensation: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the BlackRock's ability to sustain and improve its performance over future periods.

             Long-Term Retention and Incentive Plan ("LTIP") --The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

             Deferred Compensation Program --A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

        Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

              Incentive Savings Plans -- BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.


                                                          * * * * *

The entry for the Jennison Growth Fund in the fund history table, beginning on page 103, is revised to include the following:

------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
Investment Options                      Fund      Previous Name             Dates    Previous Name                Dates
------------------                      -----     -------------             -----    -------------                -----
                                      Inception
                                      ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------
AZL BlackRock Capital Appreciation     4/29/05    AZL Jennison Growth      4/29/05
Fund                                              Fund                        to
                                                                           9/21/08
------------------------------------ ------------ ------------------------ --------- --------------------------- ---------


                                   Page 6 of 6                   AZLSAI-001-0508